Property and Equipment, net: (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2022	December 31, 2021

Cost
Furniture and fixtures	$13,341	$13,341
Software	26,219	26,219
Total cost	39,560	39,560
Accumulated depreciation	(15,754)	(10,050)

Total property and equipment, net	$23,806	$29,510